Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 6,517	$ 5,991
Financial Liabilities	116,451	126,176
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	66	29
Financial Liabilities	13	46
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	13	46
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	66	29
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	986	948
Financial Liabilities	5,498	6,759
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	221	353
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	180	287
Observable market inputs - level 2 [member] | Derivatives at fair value through profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5,097	6,119
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	11
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	322	457
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	556	343
Observable market inputs - level 2 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	28	80
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	71	57
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,130	1,251
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 1,130	$ 1,251